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[ING LOGO]


AMERICAS


US Legal Services


Katherine K. Gaudreau
Senior Paralegal
(860) 273-3892
Fax: (860) 273-3004
GaudreauK@ING-AFS.com


May 2, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re:  NORTHERN LIFE INSURANCE COMPANY AND ITS SEPARATE ACCOUNT ONE
     POST-EFFECTIVE AMENDMENT NO. 11 TO REGISTRATION STATEMENT ON FORM N-4 PROSPECTUS TITLE: ADVANTAGE; ADVANTAGE CENTURY; AND ADVANTAGE CENTURY PLUS FILE NUMBERS: 33-90474 AND 811-9002
     RULE 497(j) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment 11 to the Registration Statement on Form N-4 ("Amendment No. 11") for Separate Account One of Northern Life Insurance Company that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 11 which was declared effective on May 1, 2001. The text of Amendment No. 11 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-3892.

                                       Sincerely,


                                       /s/ Katherine K. Gaudreau
                                       -----------------------------------------
                                           Katherine K. Gaudreau






Hartford Site                            ING North America Insurance Corporation
151 Farmington Avenue, TS31